Summary of significant accounting policies (Details) - Summary of Operating Loss Carryforwards	Dec. 31, 2015 USD ($)
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 1,950,745
2035 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	214,823
2034 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	635,517
2033 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	622,474
2032 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	164,119
2031 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	182,908
2030 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 130,897